ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Movement of Allowance for Doubtful Accounts) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Write off	¥ (38,023,874)		¥ 0
Accounts receivables, current
At beginning of year	293,359,875	¥ 318,197,517	256,605,518
Addition	91,948,207	26,581,139	166,432,303
Reversal	(24,213,485)	(20,503,264)	(104,840,304)
At end of year	323,070,723	293,359,875	318,197,517
Accounts receivables, non current
At beginning of year	1,138,553	0	0
Addition		1,138,553	0
Reversal	(576,788)	0	0
At end of year	561,765	1,138,553	0
ASU No. 2016-13 | Accounts receivables, current
At beginning of year	(30,915,517)	0
At end of year		(30,915,517)	0
ASU No. 2016-13 | Accounts receivables, non current
At beginning of year	0	0
At end of year	¥ 0	¥ 0	¥ 0